Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 194.4	$ 139.5
Unrestricted investments	158.5	8.8
Cash and cash equivalents	$ 352.9	$ 148.3	$ 186.7